Summary of Defined Benefit Pension Plans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	$ 2,700,050	$ 2,798,417
Amounts recognized on the Consolidated Balance Sheet
Pensions and other postretirement benefits	(1,909,755)	(862,938)
Pension Plans, Defined Benefit
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	3,569,560	3,430,835
Service cost	84,663	87,676	70,977
Interest cost	185,550	176,081	178,562
Actuarial (gain) loss	847,628	(101,806)
Benefits paid	(152,417)	(146,779)
Plan amendments	3,475	9,735
Acquisitions	40,324
Foreign currency translation and other	(72,262)	113,818
Benefit obligation at end of year	4,506,521	3,569,560	3,430,835
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	2,798,417	2,020,186
Actual gain on plan assets	4,515	384,848
Employer contributions	68,799	461,243
Benefits paid	(152,417)	(146,779)
Acquisitions	28,928
Foreign currency translation and other	(48,192)	78,919
Fair value of plan assets at end of year	2,700,050	2,798,417	2,020,186
Funded status	(1,806,471)	(771,143)
Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	(11,448)	(14,815)
Pensions and other postretirement benefits	(1,795,023)	(756,328)
Net amount recognized	(1,806,471)	(771,143)
Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	2,051,178	1,133,411
Prior service cost	57,756	69,337
Transition obligation	230	161
Net amount recognized	$ 2,109,164	$ 1,202,909